Note 8 - Long-term Bank Loans	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Long-Term Debt [Text Block]
8.	Long-Term Bank Loans

These consist of bank loans of the ship-owning companies guaranteed by EuroDry Ltd. and are as follows:

Borrower		December 31, 2024	December 31, 2025
Kamsarmax Two Shipping Ltd.	(a)	12,560,000	11,600,000
Kamsarmax One Shipping Ltd. / Ultra One Shipping Ltd.	(b)	30,000,000	27,500,000
Eirini Shipping Ltd.	(c)	1,850,000	-
Light Shipping Ltd. / Good Heart Shipping Ltd.	(d)	18,000,000	16,200,000
Blessed Luck Shipowners Ltd.	(e)	2,805,000	1,915,000
Molyvos Shipping Ltd. / Santa Cruz Shipowners Ltd.	(f)	13,475,000	11,375,000
Yannis Navigation Ltd. / Troboni Shipping Ltd.	(g)	9,500,000	13,500,000
Christos Ultra LP. / Maria Ultra LP.	(h)	20,000,000	18,000,000
Aristeidis Shipping Ltd.	(i)	-	3,591,591
		108,190,000	103,681,591
Less: Current portion		(12,090,000)	(12,275,000)
Long-term portion		96,100,000	91,406,591
Deferred charges, current portion		279,649	265,735
Deferred charges, long-term portion		718,465	537,314
Long-term bank loans, current portion net of deferred charges		11,810,351	12,009,265
Long-term bank loans, long-term portion net of deferred charges		95,381,535	90,869,277

The future annual loan repayments are as follows:

To December 31:
2026	12,275,000
2027	20,640,000
2028	15,675,000
2029	27,500,000
2030	19,091,591
Thereafter	8,500,000
Total	103,681,591

(a)

On June 20, 2023, the Company signed a term loan facility with Hamburg Commercial Bank AG. and a loan of $14,000,000 was drawn by Kamsarmax Two Shipping Ltd. on June 23, 2023 to replenish cash used to repay the vessel’s previous indebtedness and for working capital purposes. The loan is payable in sixteen consecutive quarterly installments of $240,000 each commencing from September 2023, with a $10,160,000 balloon payment to be paid together with the last installment in June 2027. The loan bears interest at term Secured Overnight Financing Rate (“term SOFR”) plus a margin of 2.50%. The loan is secured with (i) first priority mortgage over M/V “Ekaterini”, (ii) first assignment of earnings and insurance of M/V "Ekaterini" and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 125%. The Company paid loan arrangement fees of $126,000 for this loan.

(b)

On November 12, 2024, the Company signed a term loan facility with Eurobank S.A. for an amount of up to $30,000,000, in order to refinance the then existing indebtedness of M/V “Xenia” and M/V “Alexandros P.”, amounting to $19,200,000 as of the date of refinancing, and for working capital purposes. The loan is payable in twenty-four consecutive quarterly instalments of $625,000 each, followed by a balloon payment of $15,000,000 to be paid together with the last installment in November 2030. A margin of 0.65% above SOFR is applicable to the portion of the loan equivalent to the Company’s aggregate deposits held in a cash collateral account in favor of the lender, whereas the margin applicable on the remaining part of the loan outstanding amounts to 1.90% above SOFR. The loan is secured with the following: (i) first priority mortgages over M/V “Xenia” and M/V “Alexandros P.”, (ii) first assignment of earnings and insurance of the abovementioned vessels and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 120%. The Company paid loan arrangement fees of $175,000 for this loan.

(c)

On February 22, 2021, the Company signed a term loan facility with Sinopac Capital International (HK) Limited for an amount of up to $5,000,000, in order to refinance the existing indebtedness of M/V “Eirini P”, amounting to $3,300,000 as of the date of the refinancing, and for working capital purposes. An aggregate amount of $5,000,000 was drawn on February 24, 2021 by Eirini Shipping Ltd. as the borrower. The loan was payable in twenty consecutive quarterly instalments of $210,000each, followed by a balloon payment of $800,000 to be paid together with the last installment in February 2026. The loan bore interest at SOFR plus credit adjustment spread plus a margin of 3.60%. On September 18, 2025, the Company prepaid in connection with the sale of the vessel the full amount of outstanding indebtedness amounting to $1,220,000 by using own funds.

(d)

On October 15, 2024, the Company signed a term loan facility with the National Bank of Greece S.A. (“NBG”) and a loan of $18,000,000 was drawn by Light Shipping Ltd. and Good Heart Shipping Ltd. in order to refinance the then existing indebtedness of M/V “Starlight” and M/V “Good Heart”, amounting to $12,800,000 as of the date of refinancing, and for working capital purposes. The loan is payable in twenty consecutive quarterly instalments of $450,000 each, followed by a balloon payment of $9,000,000 to be paid together with the last installment in October 2029. The loan bears interest at SOFR plus a margin of 2.0%. The loan is secured with the following: (i) first priority mortgages over M/V “Starlight” and M/V “Good Heart”, (ii) first assignment of earnings and insurance of the abovementioned vessels and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 125%. The Company paid loan arrangement fees of $180,000 for this loan.

(e)

On August 12, 2021, the Company signed a term loan facility with Piraeus Bank S.A. and drew a loan of $8,000,000 for Blessed Luck Shipowners Ltd., in order to post-delivery finance part of the acquisition cost of M/V “Blessed Luck”. The loan was payable in twelve consecutive quarterly instalments, the first four in the amount of $750,000 each and the next eight in the amount of $250,000 each, followed by a balloon payment of $3,000,000 to be paid together with the last installment in August 2024. The loan bore interest at SOFR plus credit adjustment spread plus a margin. A margin of 0.90% above SOFR was applicable to the portion of the loan equivalent to the Company’s aggregate deposits held in an account with the lender and pledged in favor of the lender, whereas the margin applicable on the remaining part of the loan outstanding amounted to 2.70% above SOFR. The loan is secured with the following: (i) first priority mortgage over M/V “Blessed Luck”, (ii) first assignment of earnings and insurance of the abovementioned vessel and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 125%.

On June 20, 2024, Blessed Luck Shipowners Ltd., the owners of M/V “Blessed Luck”, signed a supplemental agreement with Piraeus Bank S.A. in relation to the loan agreement signed on August 12, 2021. According to the supplemental agreement the maturity date of the original loan was extended until August 13, 2026, the margin was reduced to 2.0% and the “Credit Adjustment Spread” and "Market Disruption Rate" were removed, effective from May 13, 2024. The remaining balance of the loan amounting to $3,250,000 as of June 20, 2024, originally due in August 2024, is now payable in nine consecutive quarterly installments in the amount of $222,500 each, followed by a balloon instalment of $1,247,500, payable together with the last instalment in August 2026. All other terms and conditions of the initial loan agreement remain the same. The June 20, 2024 supplemental agreement, was assessed based on provisions of ASC 470-50 and was treated as debt extinguishment.

(f)

On September 30, 2022, the Company signed a term loan facility with Piraeus Bank S.A. and a loan of $20,000,000 was drawn by Molyvos Shipping Ltd. and Santa Cruz Shipowners Ltd. in order to post-delivery finance part of the acquisition cost of M/V “Molyvos Luck and M/V “Santa Cruz”. The loan was payable in twenty consecutive quarterly installments, the first four instalments in the amount of $975,000 each and the next sixteen in the amount of $525,000 each, followed by a balloon instalment of $7,700,000, payable together with the last instalment in September 2027. The loan bore interest at term SOFR plus a margin. A margin of 0.90% above SOFR was applicable to the portion of the loan equivalent to the Company’s aggregate deposits held in an account with the lender and pledged in favor of the lender, whereas the margin applicable on the remaining part of the loan outstanding amounted to 2.25% above SOFR. The loan is secured with the following: (i) first priority mortgages over M/V “Molyvos Luck” and M/V “Santa Cruz”, (ii) first assignment of earnings and insurance of the abovementioned vessels and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 125%.

On June 20, 2024, Molyvos Shipping Ltd. and Santa Cruz Shipowners Ltd., the owners of M/V “Molyvos Luck” and M/V “Santa Cruz”, respectively, signed a supplemental agreement with Piraeus Bank S.A. in relation to the loan agreement signed on September 30, 2022. According to the supplemental agreement the maturity date of the original loan was extended from September 30, 2027 to March 30, 2028, the margin was reduced to 2.00% or to 1.90% subject to sustainability linked targets and the “Credit Adjustment Spread” and "Market Disruption Rate" were removed, effective from March 28, 2024. The remaining balance of the loan amounting to $15,050,000 as of June 20, 2024, is now payable in sixteen consecutive quarterly installments in the amount of $525,000 each, followed by a balloon instalment of $6,650,000, payable together with the last instalment in March 2028. All other terms and conditions of the initial loan agreement remain the same.

(g)

On October 12, 2023, the Company signed a term loan facility with Eurobank S.A. and a loan of $10,500,000 was drawn by Yannis Navigation Ltd. in order to finance part of the acquisition cost of M/V “Yannis Pittas”. The loan was payable in twenty four consecutive quarterly installments, of $250,000, followed by a balloon instalment of $4,500,000, payable together with the last instalment. The loan bore interest at term SOFR plus a margin. A margin of 1.00% above SOFR was applicable to the portion of the loan equivalent to the Company’s aggregate deposits held in a cash collateral account in favor of the lender, whereas the margin applicable on the remaining part of the loan outstanding amounted to 2.00% above SOFR.

On December 15, 2025, Yannis Navigation Ltd. and Troboni Shipping Ltd., the owners of M/V “Yannis Pittas ” and Hull No XY166, respectively, signed an agreement with Eurobank S.A. for a loan of up to $39,500,000 in two tranches. On December 16, 2025, Yannis Navigation Ltd. under Tranche A drew $13,500,000 and the same day repaid the indebtedness of the old facility amounting to $8,500,000. According to the new agreement the loan will be repaid in 28 consecutive quarterly principal installments of $250,000 plus a balloon payment of $6,500,000 payable together with the last installment in December 2032. Tranche B, of $26,000,000, will finance part of the pre-delivery and delivery installments of Hull No XY 166 under the existing shipbuilding contract. Tranche B will be repaid in 32 consecutive quarterly installments of $325,000 plus a balloon of $15,600,000 payable together with the last loan installment in July 2035. The first installment of Tranche B will be due in 3 months from the last drawdown date. The margin was reduced to 1.65% or to 1.60% subject to sustainability linked targets, above SOFR. A margin of 0.50% above SOFR is applicable to the portion of the loan equivalent to the Company’s aggregate deposits held in a cash collateral account in favor of the lender. The loan is secured with the following: (i) first assignment of the shipbuilding contract, (ii) first assignment of relevant refund guarantees provided by the shipyard (iii) first priority mortgage over M/V “Yannis Pittas”, (iv) first assignment of earnings and insurance of the abovementioned vessels and (v) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 120%. The Company paid in December 2025 loan arrangement fees of $108,000 for Tranche A.

(h)

On October 23, 2023, the Company signed a term loan facility with Eurobank S.A. and a loan of $22,000,000 was drawn by Christos Ultra LP. and Maria Ultra LP. in order to finance part of the acquisition cost of M/V “Christos K” and M/V “Maria”. The loan is payable in twenty four consecutive quarterly installments, of $500,000, followed by a balloon instalment of $10,000,000, payable together with the last instalment. The loan bears interest at term SOFR plus a margin. A margin of 1.00% above SOFR is applicable to the portion of the loan equivalent to the Company’s aggregate deposits held in a cash collateral account in favor of the lender, whereas the margin applicable on the remaining part of the loan outstanding amounts to 2.10% above SOFR. The loan is secured with the following: (i) first priority mortgages over M/V “Christos K” and M/V “Maria”, (ii) first assignment of earnings and insurance of the abovementioned vessels and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 120%. The Company paid loan arrangement fees of $165,000 for this loan.

(i)

On November 3, 2025, Aristeidis Shipping Ltd. signed a term loan facility with CrediaBank S.A. to partly finance on pre-delivery and delivery basis the construction and delivery of Hull No XY164 for a loan of up to $26,924,320. On November 7, 2025 the Company drew the amount of $3,591,591 to finance the 2nd installment to the shipyard. The loan is payable in twenty-eight consecutive quarterly installments of $300,000, followed by a balloon instalment of $18,524,320, payable together with the last instalment in May 2034. The first installment will be due in 3 months from the last drawdown date. The loan bears interest at SOFR plus a margin of 1.65% or 1.60% subject to sustainability linked targets, above SOFR. A margin of 0.75% above SOFR is applicable to the portion of the loan equivalent to the Company’s aggregate deposits held in an account with the lender and pledged in favor of the lender. The loan is secured prior to the delivery of the vessel with the following: (i) first assignment of the shipbuilding contract, (ii) first assignment of relevant refund guarantees provided by the Shipyard. After the delivery of the vessel the loan is secured with: (i) first priority mortgage over the vessel, (ii) first assignment of earnings and insurance of the abovementioned vessel and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 125%. The Company paid in December 2025 loan arrangement fees of $28,733.

In addition to the terms specific to each loan described above, all the above loans are secured with a pledge of all the issued shares of each borrower.

The loan agreements also contain covenants such as minimum requirements regarding the security cover ratio covenant (the ratio of fair value of vessel to outstanding loan less cash in retention accounts), restrictions as to changes in management and ownership of the ship-owning companies, distribution of profits or assets (i.e. not permitting dividend payment or other distributions in cases that an event of default has occurred), additional indebtedness and mortgage of vessels without the lender’s prior consent, sale of vessels, maximum fleet-wide leverage, sale of capital stock of the Company’s subsidiaries, ability to make investments and other capital expenditures, entering in mergers or acquisitions, minimum cash balance requirements and minimum cash retention accounts (restricted cash). The loan agreements also require the Company to make deposits in retention accounts with certain banks that can only be used to pay the current loan installments as well as deposits to dry docking reserve accounts that can only be used to cover the cost of the next scheduled drydocking of the respective collateral vessel. Minimum cash balance requirements are in addition to cash held in retention accounts. These cash deposits (including the cash collateral required under certain of the Company’s FFAs, if any, as described in Note 14) amounted to $5,197,268 and $5,356,922 as of December 31, 2024 and 2025, respectively, and are included in “Restricted cash” under “Current assets” and “Long-term assets” in the consolidated balance sheets. As of December 31, 2025, all the debt covenants are satisfied.

Interest expense for the years ended December 31, 2023, 2024 and 2025 amounted to $6,277,704, $7,692,208 and $6,549,276, respectively.